SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Cash	$ 176,800	$ 176,800	$ 0
Amortization expense	351,460	424,922
Convertible debt interest	660,407	722,717
Operating lease right-of-use assets	463,181	181,006	0
Operating lease right-of-use liability	461,860	181,128
Federal insured limit	250,000	$ 250,000
Lease term		10 years
Allowance for trade receivables	0	$ 0	0
Allowance for account receivables	$ 0	$ 0	$ 0
Conversion price	$ 6.50	$ 6.50
Minimum
Lease term	5 years
Maximum
Lease term	21 years